Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp., a company then listed on The American Stock Exchange, and with the pre-existing Global Ship Lease, Inc. GSL Holdings, Inc. was the surviving entity (the “Marathon Merger”), changed its name to Global Ship Lease, Inc. and became listed on The New York Stock Exchange (the “NYSE”).

On November 15, 2018, the Company completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, (the “Poseidon Transaction”).

The Company’s business is to own and charter out containerships to leading liner companies. On June 30, 2021, the Company sold La Tour, a 2001 built 2,272 TEU containership. As of December 31, 2021, the Company owned 65 vessels with average age weighted by TEU capacity of 14.9 years.

The following table provides information about the 65 vessels owned as at December 31, 2021.

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	Liberia	CMA CGM Thalassa	11,040	2008	4Q25
Laertis Marine LLC	Marshall Islands	UASC Al Khor	9,115	2015	1Q27
Penelope Marine LLC	Marshall Islands	Maira XL	9,115	2015	2Q27
Telemachus Marine LLC (3)	Marshall Islands	Anthea Y	9,115	2015	3Q23
Global Ship Lease 53 LLC	Liberia	MSC Tianjin	8,603	2005	2Q24
Global Ship Lease 52 LLC	Liberia	MSC Qingdao	8,603	2004	2Q24
Global Ship Lease 43 LLC	Liberia	GSL Ningbo	8,603	2004	1Q23
Global Ship Lease 30 Limited	Marshall Islands	GSL Eleni	7,847	2004	3Q24(4)
Global Ship Lease 31 Limited	Marshall Islands	GSL Kalliopi	7,847	2004	4Q22(4)
Global Ship Lease 32 Limited	Marshall Islands	GSL Grania	7,847	2004	4Q22(4)
Alexander Marine LLC	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Marshall Islands	Kristina	6,927	2013	2Q24
Ikaros Marine LLC	Marshall Islands	Katherine	6,927	2013	1Q24
Philippos Marine LLC	Marshall Islands	Alexandra	6,927	2013	1Q24
Aristoteles Marine LLC	Marshall Islands	Alexis	6,882	2015	1Q24
Menelaos Marine LLC	Marshall Islands	Olivia I	6,882	2015	1Q24
Global Ship Lease 35 LLC	Liberia	GSL Nicoletta	6,840	2002	3Q24
Global Ship Lease 36 LLC	Liberia	GSL Christen	6,840	2002	3Q23
Global Ship Lease 48 LLC	Liberia	CMA CGM Berlioz	6,621	2001	4Q25
Leonidas Marine LLC	Marshall Islands	Agios Dimitrios	6,572	2011	4Q23
Global Ship Lease 33 LLC	Liberia	GSL Vinia	6,080	2004	3Q24
Global Ship Lease 34 LLC	Liberia	GSL Christel Elisabeth	6,080	2004	2Q24
GSL Arcadia LLC	Liberia	GSL Arcadia	6,008	2000	2Q24(5)
GSL Melita LLC	Liberia	GSL Melita	6,008	2001	3Q24(5)
GSL Maria LLC	Liberia	GSL Maria	6,008	2001	4Q24(5)
GSL Violetta LLC (3)	Liberia	GSL Violetta	6,008	2000	4Q24(5)
GSL Tegea LLC	Liberia	GSL Tegea	5,992	2001	3Q24(5)
GSL Dorothea LLC	Liberia	GSL Dorothea	5,992	2001	3Q24(5)
GSL MYNY LLC	Liberia	GSL MYNY	6,008	2000	3Q24(5)
Tasman Marine LLC	Marshall Islands	Tasman	5,936	2000	1Q22(6)
Hudson Marine LLC	Marshall Islands	Zim Europe	5,936	2000	1Q24(7)
Drake Marine LLC	Marshall Islands	Ian H	5,936	2000	2Q24(7)
Global Ship Lease 68 LLC (3)	Liberia	GSL Kithira	5,470	2009	4Q24(8)
Global Ship Lease 69 LLC (3)	Liberia	GSL Tripoli	5,470	2009	3Q24(8)
Global Ship Lease 70 LLC (3)	Liberia	GSL Syros	5,470	2010	3Q24(8)
Global Ship Lease 71 LLC (3)	Liberia	GSL Tinos	5,470	2010	3Q24(8)
Hephaestus Marine LLC	Marshall Islands	Dolphin II	5,095	2007	1Q25
Zeus One Marine LLC	Marshall Islands	Orca I	5,095	2006	2Q24(9)
Global Ship Lease 47 LLC	Liberia	GSL Château d’If	5,089	2007	4Q26
GSL Alcazar Inc.	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q26
Global Ship Lease 55 LLC	Liberia	GSL Susan	4,363	2008	3Q22
Global Ship Lease 50 LLC	Liberia	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 49 LLC	Liberia	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 51 LLC	Liberia	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 57 LLC	Liberia	GSL Rossi	3,421	2012	1Q26
Global Ship Lease 58 LLC	Liberia	GSL Alice	3,421	2014	1Q23
Global Ship Lease 59 LLC	Liberia	GSL Melina	3,404	2013	2Q23
Global Ship Lease 60 LLC	Liberia	GSL Eleftheria	3,404	2013	3Q25
Global Ship Lease 61 LLC	Liberia	GSL Mercer	2,824	2007	4Q24
Global Ship Lease 62 LLC	Liberia	Matson Molokai	2,824	2007	2Q25
Global Ship Lease 63 LLC	Liberia	GSL Lalo	2,824	2006	4Q22
Global Ship Lease 42 LLC	Liberia	GSL Valerie	2,824	2005	1Q25
Pericles Marine LLC	Marshall Islands	Athena	2,762	2003	2Q24
Global Ship Lease 64 LLC	Liberia	GSL Elizabeth	2,741	2006	3Q22
Global Ship Lease 65 LLC	Liberia	tbr GSL Chloe (10)	2,546	2012	4Q24
Global Ship Lease 66 LLC	Liberia	GSL Maren	2,546	2014	4Q22
Aris Marine LLC	Marshall Islands	Maira	2,506	2000	1Q23
Aphrodite Marine LLC	Marshall Islands	Nikolas	2,506	2000	1Q23
Athena Marine LLC	Marshall Islands	Newyorker	2,506	2001	1Q24
Global Ship Lease 38 LLC	Liberia	Manet	2,272	2001	4Q24
Global Ship Lease 40 LLC	Liberia	Keta	2,207	2003	1Q25
Global Ship Lease 41 LLC	Liberia	Julie	2,207	2002	1Q23
Global Ship Lease 45 LLC	Liberia	Kumasi	2,207	2002	4Q21
Global Ship Lease 44 LLC	Liberia	Akiteta (ex Marie Delmas)(11)	2,207	2002	4Q24
Global Ship Lease 67 LLC	Liberia	GSL Amstel	1,118	2008	3Q23

(1)	All subsidiaries are 100% owned, either directly or indirectly;
(2)	Twenty-foot Equivalent Units;

(3)	Currently, under a sale and leaseback transaction;During 2021, the Company has entered into six agreements which qualify as failed sale and leaseback transactions as the Company is required to repurchase the vessels at the end of the lease term and the Company has accounted for the six agreements as financing transactions;

(4)	GSL Eleni delivered 2Q2019 and is chartered for five years; GSL Kalliopi (delivered 4Q2019) and GSL Grania (delivered 3Q2019) are chartered for three years plus two successive periods of one year at the option of the charterer;

(5)	GSL Arcadia, GSL Melita, GSL Maria, GSL Violetta, GSL Tegea, GSL Dorothea, GSL MYNY. Thereafter, the charterer has the option to extend each charter for a further 12 months, after which they have the option to extend each charter for a second time – for a period concluding immediately prior to each respective vessel’s 25th year drydocking and special survey;

(6)	Tasman. Thereafter, the charterer has the option to charter the vessel for a further 12 months;

(7)	Ian H & Zim Europe. A package agreement with the charterer, for direct charter extensions on two 5,900 TEU ships: Ian H from May 2021 and Zim Europe (formerly Dimitris Y) from May 2022. On April 9, 2021, Dimiris Y was renamed Zim Europe;

(8)	GSL Kithira, GSL Tripoli, GSL Syros, GSL Tinos. Thereafter, the charterer has the option to extend each charter by three years;

(9)	Orca I. Thereafter, the charterer has the option to extend the charter the vessel for a further 12-14 months;

(10)	“tbr” means “to be renamed”;

(11)	On January 5, 2022, Marie Delmas was renamed Akiteta

1.	Description of Business (continued)

In February 2021, the Company contracted to purchase seven ships of approximately 6,000 TEU each (the “Seven Vessels”) for an aggregate purchase price of $116,000. At the time of the transaction, the Company had agreed charters for all seven ships to Maersk Line for a minimum firm period of 36 months each, followed by two one-year extensions at charterer’s option; for two vessels these new charters commenced in the fourth quarter 2021, upon completion of pre-existing short charters. Six vessels were delivered in May 2021 and the seventh vessel in July 2021.

In June 2021, the Company contracted to purchase 12 containerships from Borealis Finance LLC (the “Twelve Vessels”) for an aggregate purchase price of $233,890. At the time of the transaction, the ships were all on charter with leading liner operators, with remaining charter durations of three to 25 months. The Twelve Vessels were delivered in July 2021.

In June 2021, the Company contracted to purchase four 5,470 TEU Panamax containerships (the “Four Vessels”) for an aggregate purchase price of $148,000. On delivery, the ships were chartered to Maersk Line operator for a firm period of three years, followed by a three-year extension at charterer’s option. Three vessels were delivered in September 2021 and the fourth vessel in October 2021.

With these additions and following the sale of La Tour on June 30, 2021, the Company’s fleet comprises 65 containerships.